INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance as of January 1	$ 363	$ 283
Acquisitions	82	0
Additions	26	9
Transfer and reclassification	0	1
Amortization	(20)	(13)
Translation adjustment	(11)	3
Balance as of March 31	440	$ 283
SUNVIN 11 LLC | Green tariff rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions	2
Tabletki Group | Customer relationship
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions	61
Tabletki Group | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions	12
Tabletki Group | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions	4
LLC ISP Shtorm | Customer relationship
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquisitions	$ 3